Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000224149
Shareholder Report [Line Items]
Fund Name	Rayliant Quantamental China Equity ETF
Class Name	Rayliant Quantamental China Equity ETF
Trading Symbol	RAYC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rayliant Quantamental China Equity ETF (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.rayliant.com/rayc. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number	866-898-1688
Additional Information Website	https://funds.rayliant.com/rayc
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantamental China Equity ETF	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period from October 1, 2024 through September 30, 2025, the Fund strongly outperformed its benchmark, with its NAV increasing 19.25% versus a 16.83% gain for the CSI 300 Index, a popular benchmark for Chinese equities. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Between Beijing’s dual announcements of fiscal and monetary support for China’s economy last September and the stunning release of DeepSeek, a generative AI model showcasing the innovative capacity of China’s fast-growing tech sector, positive sentiment returned to mainland-listed stocks over the last twelve months, as domestic investors turned bullish and foreign flows began trickling back into China’s onshore stock market. Despite divergence between exuberance toward China’s financial markets and weakness in the nation’s real economy—characterized by a deflationary trend, weak investment, and stagnant consumer spending—improvement in US-China relations going into the final quarter of 2025 instilled enough confidence for equities to finish the year covered by this report on a positive note. Turning to the strategy itself, outperformance relative to the Fund’s passive benchmark resulted from tilts toward high-quality growth stocks, those with strong sentiment, and smaller-cap names; low risk and value exposures were a headwind. Most of the Fund’s strong relative performance for the year came from successful stock picking, especially among Information Technology shares and those within the Communication Services sector, consistent with China’s tech rally during the period covered by this report. On the other hand, strong performance in IT stocks—up a staggering 64% in the last 12 months—made the Fund’s underweight to that sector the portfolio’s greatest detractor during the last year.

Positioning of the Fund

As of September 30, 2025, the Fund invested in a diversified portfolio of China A shares with broad sector exposure, selected with the objective of capturing mispricings through a focus on, among other things, companies with strong growth and quality fundamentals at a reasonable price, positive sentiment, and favorable risk characteristics. The Fund’s largest overweights at the sector level were to Communication Services, Health Care, and Materials; the largest underweights were to Information Technology, Industrials, and Energy.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Rayliant Quantamental China Equity ETF	CSI 300 Index (USD) (TR)Footnote Reference*
Dec/20	$10,000	$10,000
Sep/21	$9,964	$9,773
Sep/22	$7,181	$7,112
Sep/23	$5,914	$6,870
Sep/24	$6,914	$8,020
Sep/25	$8,245	$9,370

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Rayliant Quantamental China Equity ETF	19.25%	-3.98%
CSI 300 Index (USD) (TR)Footnote Reference*	16.83%	-1.36%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,714,582
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	249.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,714,582	74	$-	249%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.6%
Utilities	1.1%
Real Estate	2.3%
Health Care	7.9%
Consumer Staples	8.1%
Consumer Discretionary	8.6%
Materials	10.2%
Communication Services	10.6%
Industrials	13.0%
Information Technology	14.0%
Financials	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Contemporary Amperex Technology, Cl A	7.3%
Midea Group, Cl A	3.4%
Jiangsu Hengrui Pharmaceuticals, Cl A	3.3%
Cambricon Technologies, Cl A	3.1%
WuXi AppTec, Cl A	3.1%
CMOC Group, Cl A	3.0%
Zijin Mining Group, Cl A	2.8%
China Merchants Bank, Cl A	2.6%
Fuyao Glass Industry Group, Cl A	2.5%
China State Construction Engineering, Cl A	2.4%

Material Fund Change [Text Block]

Material Fund Changes

On December 5, 2025 the Fund will cease operations and liquidate.
Updated Prospectus Phone Number	866-898-1688
Updated Prospectus Web Address	https://funds.rayliant.com/rayc
C000232916
Shareholder Report [Line Items]
Fund Name	Rayliant Quantamental Emerging Market ex-China Equity ETF
Class Name	Rayliant Quantamental Emerging Market ex-China Equity ETF
Trading Symbol	RAYE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rayliant Quantamental Emerging Market ex-China Equity ETF (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.rayliant.com/raye. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number	866-898-1688
Additional Information Website	https://funds.rayliant.com/raye
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantamental Emerging Market ex-China Equity ETF	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period from October 1, 2024 through September 30, 2025, the Fund underperformed its benchmark, with its NAV increasing 10.26% versus a 12.22% gain for the MSCI Emerging Markets Ex-China Index, a popular benchmark for global emerging markets equities excluding China. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Over the last year, in addition to continuing excitement over the transformative possibilities of the AI revolution, the rally in emerging markets equities was subject to two key fundamental drivers: anticipation of the Fed’s resumption of easing, on the one hand, and Trump 2.0 policies, on the other. Although many analysts expected key elements of the new US administration’s policy agenda, including planned tariffs and deportations, to hurt export-driven EM economies, drag on global growth, and give rise to higher US inflation, the effects turned out to be relatively subdued, and EM stocks—particularly those with a heavy sensitivity to US trade—bounced back hard from an early-April “Liberation Day” trough. Sentiment improved further in September, when the FOMC finally decided to step back in with rate cuts, seen as a strong tailwind for EM stocks, which are often particularly sensitive to US policy rates and have historically benefited from dollar weakening. From a factor perspective, low risk exposure was the principal detractor, offset by solid performance among high-quality growth stocks and those with favorable investor sentiment. Over the last twelve months, the Fund’s strong selection within Utilities and Industrials, along with especially good stock picks among South Korean and Taiwanese stocks were not enough to overcome extremely weak stock selection within India’s market and among stocks in the Materials sector. Country-level allocation effects were relatively muted over the period in question, with the strongest sector-level allocation alpha coming from a timely underweight to Materials stocks, offset by an overweight to Consumer Discretionary shares.

Positioning of the Fund

As of September 30, 2025, the Fund invested in a diversified portfolio of emerging market stocks excluding China with broad sector exposure, selected with the objective of capturing mispricings through a focus on, among other things, companies with strong growth and quality fundamentals at a reasonable price, positive sentiment, and favorable risk characteristics. The Fund’s largest overweights at the sector level were to Information Technology, Real Estate, and Energy; the largest underweights were to Financials, Health Care, and Industrials. The Fund’s largest overweights at the region level were to South Korea, Taiwan, and Poland; the largest underweights were to South Africa, Brazil, and Saudi Arabia.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Rayliant Quantamental Emerging Market ex-China Equity ETF	MSCI Emerging Markets ex-China Index	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Dec/21	$10,000	$10,000	$10,000
Sep/22	$7,903	$7,669	$7,402
Sep/23	$8,987	$8,793	$8,268
Sep/24	$11,363	$11,203	$10,422
Sep/25	$12,529	$12,571	$12,227

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Rayliant Quantamental Emerging Market ex-China Equity ETF	10.26%	6.12%
MSCI Emerging Markets ex-China Index	12.22%	6.22%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	17.32%	5.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 78,602,817
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 105,273
InvestmentCompanyPortfolioTurnover	238.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$78,602,817	102	$105,273	238%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.7%
Hungary	1.7%
Indonesia	2.0%
Thailand	2.1%
Mexico	2.3%
United Arab Emirates	2.4%
Poland	3.2%
Saudi Arabia	3.2%
South Africa	3.9%
Brazil	4.7%
South Korea	18.2%
India	21.1%
Taiwan	30.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	17.5%
Samsung Electronics	5.0%
SK Hynix	2.5%
Accton Technology	2.4%
Tauron Polska Energia	2.2%
Woori Financial Group	2.2%
Hon Hai Precision Industry	2.0%
Navin Fluorine International	1.9%
Tripod Technology	1.8%
Hana Financial Group	1.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 19, 2025, the Fund will change it's name to Rayliant Wilshire NxtGen Emerging Markets Equity ETF. The Fund's ticker will change to RWEM. The Fund's principle investment strategy will transition from an actively-managed exchange-traded fund ("ETF") to a passively-managed ETF. The Fund's investment objective, 80% investment policy, benchmarks, and management fee structure will also change.

Updated Prospectus Phone Number	866-898-1688
Updated Prospectus Web Address	https://funds.rayliant.com/raye
C000232917
Shareholder Report [Line Items]
Fund Name	Rayliant Quantitative Developed Market Equity ETF
Class Name	Rayliant Quantitative Developed Market Equity ETF
Trading Symbol	RAYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rayliant Quantitative Developed Market Equity ETF (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.rayliant.com/rayd. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number	866-898-1688
Additional Information Website	https://funds.rayliant.com/rayd
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantitative Developed Market Equity ETF	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period from October 1, 2024 through September 30, 2025, the Fund strongly outperformed its benchmark, with its NAV increasing 23.18% versus a 17.25% gain for the MSCI World Index, a popular benchmark for global developed markets equities. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Over the last year, in addition to continuing excitement over the transformative possibilities of the AI revolution, the rally in global equities was subject to two key fundamental drivers: anticipation of the Fed’s resumption of easing, on the one hand, and Trump 2.0 policies, on the other. Although many analysts expected key elements of the new US administration’s policy agenda, including planned tariffs and deportations, to elicit slowing growth and rising prices—i.e., conditions of stagflation—the effects turned out to be relatively subdued, and global equities bounced back hard from an early-April “Liberation Day” trough. Sentiment improved further in September, when the FOMC finally decided to step back in with rate cuts in response to a gradually softening US labor market. Outperformance again resulted from tilts toward high-quality growth stocks and those featuring strong investor sentiment, while lower-risk names and smaller-cap stocks were relative detractors. Most of the Fund’s alpha came from strong stock selection, especially among stocks in the UK, Sweden, and the US, and shares within the Financials and Information Technology sectors. Stock selection was weakest among Israeli stocks, and within the Consumer Discretionary sector. From an allocation perspective, the greatest contributors to relative return were an overweight to UK stocks and an underweight to Industrials; the greatest detractors were an overweight to Health Care stocks, an underweight to Financials, and a modest underweight to Hong Kong’s market, which posted particularly strong returns over this period.

Positioning of the Fund

As of September 30, 2025, the Fund invested in a diversified portfolio of developed market stocks with broad sector exposure, selected with the objective of capturing mispricings through a focus on, among other things, companies with strong growth and quality fundamentals at a reasonable price, positive sentiment, and favorable risk characteristics. The Fund’s largest overweights at the sector level were to Health Care, Information Technology, and Financials; the largest underweights were to Industrials, Consumer Discretionary, and Materials. The Fund’s largest overweights at the region level were to the United States, the Netherlands, and Canada; the largest underweights were to Germany, the United Kingdom, and Japan.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Rayliant Quantitative Developed Market Equity ETF	MSCI World Index (USD) (NR)Footnote Reference*
Dec/21	$10,000	$10,000
Sep/22	$8,153	$7,594
Sep/23	$9,493	$9,261
Sep/24	$12,809	$12,264
Sep/25	$15,779	$14,379

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Rayliant Quantitative Developed Market Equity ETF	23.18%	12.77%
MSCI World Index (USD) (NR)Footnote Reference*	17.25%	10.04%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 104,222,879
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 276,947
InvestmentCompanyPortfolioTurnover	318.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$104,222,879	111	$276,947	318%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.2%
Australia	0.5%
Germany	0.5%
Sweden	0.6%
Finland	0.8%
Denmark	0.8%
United Kingdom	1.9%
Netherlands	2.7%
Switzerland	2.7%
France	3.0%
Japan	4.1%
Canada	4.4%
United States	76.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.3%
Microsoft	5.4%
Amazon.com	3.2%
Alphabet, Cl A	3.0%
Apple	2.6%
Lam Research	2.6%
Mastercard, Cl A	2.6%
BayCurrent	2.1%
National Fuel Gas	2.1%
Toronto-Dominion Bank	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 19, 2025, the Fund will change it's name to Rayliant Wilshire NxtGen US Large Cap Equity ETF. The Fund's ticker will change to RWLC. The Fund's principle investment strategy will transition from an actively-managed exchange-traded fund ("ETF") to a passively-managed ETF. The Fund's investment objective, 80% investment policy, benchmarks, and management fee structure will also change.

Updated Prospectus Phone Number	866-898-1688
Updated Prospectus Web Address	https://funds.rayliant.com/rayd
C000248857
Shareholder Report [Line Items]
Fund Name	Rayliant SMDAM Japan Equity ETF
Class Name	Rayliant SMDAM Japan Equity ETF
Trading Symbol	RAYJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rayliant SMDAM Japan Equity ETF (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.rayliant.com/rayj. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number	866-898-1688
Additional Information Website	https://funds.rayliant.com/rayj
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant SMDAM Japan Equity ETF	$79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period from October 1, 2024 through September 30, 2025, the Fund outperformed its benchmark, with its NAV increasing 18.67% versus a 17.73% gain for the TOPIX Index, a popular benchmark for Japanese equities. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Over the last year, conditions for Japanese stocks remained positive, as a weak yen has spurred reflation and a return to growth, helping Japanese households and businesses shake off poor sentiment tied to decades of deflation and economic weakness. Such favorable emerging trends have been reinforced by effective policies pushing corporate reform, along with a Bank of Japan perceived as supportive of growth. Despite occasional bouts of volatility stemming from domestic political drama and anxiety around US tariffs announced earlier in the year, an eventual thaw in US-Japan trade ties and the Fed’s resumption of rate cuts in September turned out to be tailwinds for Japanese investor sentiment, which remains particular strong and accounts for the Fund’s solid return over this period. Outperformance versus the TOPIX Index resulted entirely from strong stock selection among the portfolio’s high-conviction picks, particularly within the Industrials, Information Technology, and Consumer Discretionary sectors. From a sector allocation perspective, an underweight to Health Care, the only sector within the benchmark posting negative returns over the last year, more than made up for the drag from underweights to Financials and Communication Services, the two best-performing sectors over this period.

Positioning of the Fund

As of September 30, 2025, the Fund invested in a high-conviction portfolio of Japanese shares selected with the objective of capturing mispricings through a focus on, among other things, strong fundamentals and high-quality, sustainable growth. The Fund’s largest overweights at the sector level were to Consumer Discretionary, Information Technology, and Consumer Staples; the largest underweights were to Financials, Communication Services, and Health Care.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Rayliant SMDAM Japan Equity ETF	Tokyo Stock Exchange TOPIX (USD) (TR)Footnote Reference*
Apr/24	$10,000	$10,000
Apr/24	$9,752	$9,778
May/24	$9,892	$9,905
Jun/24	$9,896	$9,817
Jul/24	$10,452	$10,438
Aug/24	$10,872	$10,474
Sep/24	$11,284	$10,499
Oct/24	$10,680	$10,044
Nov/24	$11,056	$10,135
Dec/24	$11,238	$10,072
Jan/25	$11,226	$10,239
Feb/25	$10,815	$10,123
Mar/25	$10,835	$10,224
Apr/25	$11,306	$10,754
May/25	$12,234	$11,173
Jun/25	$12,866	$11,381
Jul/25	$12,899	$11,269
Aug/25	$13,487	$12,073
Sep/25	$13,390	$12,360

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Rayliant SMDAM Japan Equity ETF	18.67%	21.60%
Tokyo Stock Exchange TOPIX (USD) (TR)Footnote Reference*	17.73%	15.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 15,781,188
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,781,188	32	$-	41%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	2.4%
Communication Services	2.6%
Materials	4.7%
Consumer Staples	6.6%
Financials	9.5%
Information Technology	15.9%
Industrials	23.8%
Consumer Discretionary	33.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Mitsubishi UFJ Financial Group	6.3%
Fujikura	6.1%
NEC	5.5%
Toyota Motor	4.7%
Sony Group	4.7%
Asics	4.1%
SCSK	4.0%
Sanrio	3.7%
Ebara	3.5%
Resorttrust	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-898-1688
Updated Prospectus Web Address	https://funds.rayliant.com/rayj